LEASE - Total leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE
Total future minimum lease payments		$ 54,123
Less: imputed interest		1,430
NPV for future minimum lease payments	$ 85,553	$ 52,693
Total future minimum lease payments	94,176
Less: imputed interest	8,623
NPV for future minimum lease payments	$ 85,553